Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Jul. 31, 2018
Registrant Name	Eaton Vance Series Fund, Inc
Central Index Key	0001552324
Amendment Flag	false
Document Creation Date	Feb. 15, 2019
Document Effective Date	Feb. 15, 2019
Prospectus Date	Dec. 01, 2018
Entity Inv Company Type	N-1A
Eaton Vance Emerging Markets Debt Opportunities Fund | Class A
Risk/Return:
Trading Symbol	EADOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class I
Risk/Return:
Trading Symbol	EIDOX
Eaton Vance Emerging Markets Debt Opportunities Fund | Class R6
Risk/Return:
Trading Symbol	EELDX